INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 19,392	$ 12,455	$ 26,392
Deferred income tax expense (benefit)	(8,002)	4,179	(5,838)
Effective income tax expense	11,390	16,634	20,554
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	19,269	11,839	25,634
Deferred income tax expense (benefit)	(7,560)	7,150	(7,971)
Non-PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	123	616	758
Deferred income tax expense (benefit)	$ (442)	$ (2,971)	$ 2,133